Taxation recognized directly in equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current tax relating to items credited (charged) directly to equity	€ 0.0	€ 0.3	€ 0.3
Deferred tax relating to items credited (charged) directly to equity	3.3	(1.5)	2.0
Current and deferred tax relating to items credited (charged) directly to equity	€ 3.3	€ (1.2)	€ 2.3